Fixed Assets (Tables)	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The following is a summary of fixed assets and accumulated depreciation:

	Useful
	Life	June 30, 2016	June 30, 2015
Furniture and fixtures	5 - 7 years	$62,730	$55,330
Lab equipment	3 - 15 years	3,585,590	889,672
Lab equipment (not yet placed in service)	3 - 15 years	4,025	1,371,440
Leasehold Improvements	3 - 7 years	3,211,575	29,296
Construction in process	-	-	2,315,803
		6,863,920	4,661,541
Less: accumulated depreciation and amortization		(879,250)	(136,629)
		$5,984,670	$4,524,912